Portfolio Term Financing (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Portfolio Term Financings	$ 989,206	$ 1,049,478	$ 782,634
Securitization Debt
Line of Credit Facility [Line Items]
Portfolio Term Financings	569,884	677,118	679,031
Bank Term Financings
Line of Credit Facility [Line Items]
Portfolio Term Financings	319,322	347,360	3,603
Portfolio Term Residual Financing
Line of Credit Facility [Line Items]
Portfolio Term Financings	$ 100,000	$ 25,000	$ 100,000